General information (Tables)	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2013	2012	2011
A	16%	46%	73%
B	23%	22%	-
C	-	-	27%
D	-	22%	-
E	38%	-	-
F	10%	-	-